Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS	The following table reflects the income and share data used in the basic and diluted EPS calculations:
	2023	2022

(Loss) / profit attributable to ordinary equity holders of the parent	(48,328,195)	27,229,285
Weighted average number of ordinary shares	88,035,353	88,035,353
Basic and diluted (loss) / earnings per share	(0.55)	0.31